Concentration (Tables)	12 Months Ended
Dec. 31, 2023
Concentration [Abstract]
Schedule of Concentration	For the years ended December 31, 2023, 2022 and 2021, the following customers contributed revenues that were over 10% of total net revenues for the relevant periods. Customers accounting for 10% or more of the Company’s net revenues were as follows:
	For the Years Ended December 31,
	2023	2022	2021
Customer A	23%	19%	16%
Customer B	18%	32%	31%
Customer C	14%	15%	18%
Customer D	12%	*	*
As of December 31, 2023 and 2022, accounts receivable due from the following customers were over 10% of consolidated accounts receivable. The details are as follows:
	December 31, 2023	December 31, 2022
Customer A	30%	17%
Customer B	11%	60%
Customer C	13%	14%
For the years ended December 31, 2023, 2022 and 2021, the Company purchased products from the following vendors who charged over 10% of total cost of revenues for the relevant period, which include both brand partners and product distributors who distribute products from certain brands to us. Vendors accounting for 10% or more of the Company’s cost of revenues were as follows:
	For the Years Ended December 31,
	2023	2022	2021
Vendor A	37%	28%	38%
Vendor B	28%	21%	14%
Vendor C	*	17%	16%
As of December 31, 2023 and 2022, accounts payable due to the following vendors were over 10% of consolidated accounts payable. The details are as follows:
	December 31, 2023	December 31, 2022
Vendor C	69%	*
Vendor D	16%	*
Vendor E	10%	19%
Vendor F	*	47%
Vendor G	*	11%
*	Less than 10%